ProFrac Holding Corp. - Balance Sheets (Parenthetical) (Details) - ProFrac Holding Corp. - $ / shares	Mar. 31, 2022	Dec. 31, 2021
Condensed Balance Sheet Statements Captions [Line Items]
Common stock, par value	$ 0.01	$ 0.01
Common stock, authorized	1,000,000	1,000,000
Common stock, issued	1,000,000	1,000,000
Common stock, outstanding	1,000,000	1,000,000